ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2017
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2017, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities
Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
China Healthcare Investment Limited (“China Healthcare Investment”)	May 20, 2015	BVI	100%	Inactive
China Healthcare Education Limited (“China Healthcare Education”)	July 24, 2015	Hong Kong	100%	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (“Champion Accounting”)	July 28, 2015	PRC	100%	Provision of college cooperation program services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	35.76% (Note 22)	Provision of start-up training services
Nanjing Champion Vocational Training School (“Nanjing Training School”)	July 03, 2015	PRC	35.76%*	Provision of start-up training services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (“Zhongxi Healthcare Education”)	December 14, 2015	PRC	100%	Inactive
Xiamen NetinNet Software Co., Ltd. (“Xiamen NetinNet”)	August 15, 2005	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. (“NetinNet Education”)	August 19, 2011	PRC	28.608%*	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. (“NetinNet Finance “)	April 7, 2005	PRC	28.608%*	Provision of learning simulation software production
Beijing Chuang Qingchun Chuang Weilai Education Technology Co., Ltd. (“Chuang Qingchun “)	February 28, 2017	PRC	21.456%*	Provision of education consulting services
Shanghai Huzheng Education Technology Co., Ltd. (“Huzheng Education”)	May 2, 2017	PRC	35.76%*	Provision of start-up training services
Shanghai Xidong Information Technology Co., Ltd. (“Xidong Information Technology”)	June 21, 2017	PRC	100%	Provision software development and information technology services
Guangdong Zhengbao Yucai Education Co., Ltd. (“Guangdong Yucai”)	June 23, 2017	PRC	21.456%*	Provision of start-up training services
Variable interest entities
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive
Subsidiaries of variable interest entities:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Haidian District Champion Training School (“Beijing Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Beijing Champion Tax Management and Advisory Co., Ltd. (“Champion Tax Advisory”)	November 27, 2015	PRC	Nil	Provision of financial and tax advisory
Beijing Champion International Education Technology Co., Ltd. (“Champion Int’l Education”)	October 12, 2016	PRC	Nil	Provision of online education services and sales of books and reference materials

*Note:	These entities are subsidiaries of Zhengbao Yucai.

Financial Information of Company's VIEs and VIEs' Subsidiaries

The following financial information of the Company’s VIEs and VIEs’ subsidiaries as of September 30, 2016 and 2017 and for each of the three years in the period ended September 30, 2017 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIEs and VIEs’ subsidiaries:

	As of September 30,
	2016	2017
	US$	US$
Cash and cash equivalents	26,600	27,098
Prepayment and other current assets	4,991	8,214
Total current assets	132,450	126,892
Total assets	150,563	179,969
Deferred revenue	35,437	49,575
Total current liabilities	65,931	85,974
Total liabilities	65,931	85,974
Total equity	84,632	93,995

	For the years ended September 30,
	2015	2016	2017
	US$	US$	US$
Revenues	108,111	109,947	114,371

Net income	36,760	40,840	31,379

Net cash provided by operating activities	26,988	27,310	22,100

Net cash used in investing activities	(2,140)	(3,938)	(31,403)

Net cash used in financing activities	—	—	(5,506)

Effects of exchange rate changes	(2,797)	(2,791)	(5,435)